Segment Reporting - Schedule of Segment Reporting Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Reporting Information [Line Items]
Revenue	$ 67,395,903	$ 302,277,581	$ 257,268,371
Costs of revenues – excluding depreciation	122,002,953	164,987,906	55,420,003
Costs of revenues – depreciation	20,985,356	9,603,765	2,675,025
Segment gross (loss) profit	(75,592,406)	127,685,910	199,173,343
Impairment of property and equipment	42,570,833	16,297,933
Segment (loss) profit after impairment of property and equipment	(118,163,239)	111,387,977
Selling expenses	393,458	702,916	1,148,308
General and administrative	13,868,940	7,157,554	14,570,383
Research and development	20,191,147	16,374,310	10,099,575
Change in fair value of cryptocurrencies	23,355,675	8,446,437	(312,722)
Realized loss on future contracts	560,492	726,746
Rewards earned from crypto short-term investments	(438,266)	(3,653,722)
Other gain – interest income	(942,892)	(1,174,582)	(63,112)
Other (income) expenses, net	(729,507)	338,351	(37,039)
Foreign exchange loss	189,490	509,319	131,366
Income before income taxes	(174,611,776)	80,786,066	173,573,472
Current income taxes	228,677	16,757,614	34,090,755
Deferred income taxes	2,112,353	(2,112,353)	(278,065)
Net income (loss)	(176,952,806)	66,140,805	139,760,782
Cryptocurrency mining [Member]
Schedule of Segment Reporting Information [Line Items]
Revenue	48,801,605	103,868,145	37,003,196
Costs of revenues – excluding depreciation	48,206,495	78,561,986	29,577,616
Costs of revenues – depreciation	20,930,507	9,418,434	2,639,240
Segment gross (loss) profit	(20,335,397)	15,887,725	4,786,340
Impairment of property and equipment	42,570,833	16,297,933
Segment (loss) profit after impairment of property and equipment	(62,906,230)	(410,208)
Sale of mining machines [Member]
Schedule of Segment Reporting Information [Line Items]
Revenue	15,254,872	192,162,144	219,782,989
Costs of revenues – excluding depreciation	71,207,327	81,713,511	25,389,335
Costs of revenues – depreciation
Segment gross (loss) profit	(55,952,455)	110,448,633	194,393,654
Impairment of property and equipment
Segment (loss) profit after impairment of property and equipment	(55,952,455)	110,448,633
Other [Member]
Schedule of Segment Reporting Information [Line Items]
Revenue	3,339,426	6,247,292	482,186
Costs of revenues – excluding depreciation	2,589,131	4,712,409	453,052
Costs of revenues – depreciation	54,849	185,331	35,785
Segment gross (loss) profit	695,446	1,349,552	$ (6,651)
Impairment of property and equipment
Segment (loss) profit after impairment of property and equipment	$ 695,446	$ 1,349,552